Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenues
Total revenues	$ 106,765	$ 102,197
Third parties
Revenues
Total revenues	104,441	98,213
Related parties
Revenues
Total revenues	2,324	3,984
Goods-Innovative Medicines
Revenues
Total revenues	6,600	2,994
Goods-Distribution
Revenues
Total revenues	90,373	87,596
Services
Revenues
Total revenues	7,747	9,892
Royalties
Revenues
Total revenues	2,045	1,715
Innovation Platform
Revenues
Total revenues	7,747	7,308
Innovation Platform | Third parties
Revenues
Total revenues	7,507	7,056
Innovation Platform | Related parties
Revenues
Total revenues	240	252
Innovation Platform | Services
Revenues
Total revenues	7,747	7,308
Commercial Platform
Revenues
Total revenues	99,018	94,889
Commercial Platform | Third parties
Revenues
Total revenues	96,934	91,157
Commercial Platform | Related parties
Revenues
Total revenues	2,084	3,732
Commercial Platform | Goods-Innovative Medicines
Revenues
Total revenues	6,600	2,994
Commercial Platform | Goods-Distribution
Revenues
Total revenues	90,373	87,596
Commercial Platform | Services
Revenues
Total revenues		2,584
Commercial Platform | Royalties
Revenues
Total revenues	$ 2,045	$ 1,715